Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash	$ 160	$ 2,048
Current financial assets	$ 131,100	$ 144,800